Cover	May 01, 2025
Cover [Abstract]
Local Phone Number	438-4511
Document Period End Date	May 01, 2025
Registrant Name	Mettler-Toledo International Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13595
Entity Tax Identification Number	13-3668641
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	MTD
Title of 12(b) Security	Common Stock, $0.01 par value
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Entity Address, Address Line One	1900 Polaris Parkway
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Written Communications	false
City Area Code	614
Entity Address, Postal Zip Code	43240
Central Index Key	0001037646
Amendment Flag	false